Other payables (Tables)	9 Months Ended
Jun. 30, 2026
Other payables
Schedule of Changes in Debt for Repayment
	June 30, 2026	September 30, 2025
Opening balance	$332	379
Interest accretion	83	114
Foreign exchange gain / loss	(7)	(12)
Debt extinguishment	-	(149)
Ending balance	408	332
Less: current portion of the debt (included in trade and other payables)	(29)	(23)
Ending balance of long-term portion	$379	309

Schedule of Future Payments of Debt
Year	Amount ($)
2026	126
2027	126
2028	126
2029	126
2030	126
2031	126